Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	UCOMMUNE INTERNATIONAL LTD
Entity Central Index Key	0001821424
Entity File Number	001-39738
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	No. 2 Dongsihuan North Road
Entity Address, Address Line Two	Building 1, 4th Floor
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100016
Class A ordinary shares, US$0.024 par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, US$0.024 par value per share
Trading Symbol	UK
Security Exchange Name	NASDAQ
Warrants to purchase Class A ordinary shares
Entity Listings [Line Items]
Title of 12(b) Security	Warrants* to purchase Class A ordinary shares
Trading Symbol	UKOMW
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,000,486
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	119,387
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Mr. Zirui Wang
Contact Personnel Email Address	weisf@ucommune.com
Entity Address, Address Line One	No. 2 Dongsihuan North Road
Entity Address, Address Line Two	Building 1, 4th Floor
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100016
Entity Phone Fax Numbers [Line Items]
City Area Code	+8610
Local Phone Number	65067789